ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Feb. 28, 2014
TAL Hong Kong
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
TAL Beijing
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Huanqiu Zhikang
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Yidu Huida
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Yidu Cayman
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Yidu Hong Kong
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Beijing Xintang Sichuang
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Zhixuesi Beijing
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Yidu Xuedi Beijing
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%